LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of operating lease expense
Operating lease expense is as follows:

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Operating lease cost	$12.3	$12.5	$25.2	$24.9
Short-term and variable lease cost	5.6	8.3	13.1	14.1
Total lease cost	$17.9	$20.8	$38.3	$39.0

Supplemental cash flow information related to operating leases is as follows:

	Six months ended June 30, 2020	Six months ended June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - Payments on operating leases	$25.2	$24.7
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$24.6	$126.5
Weighted average remaining lease terms and discount rates for operating leases are as follows:

	June 30, 2020	December 31, 2019
Weighted Average Remaining Lease Term	4.4 years	4.5 years
Weighted Average Discount Rate	6.5%	7.3%

Year ended
December 31, 2019

Operating lease cost	$49.7
Short-term and variable lease cost	31.6
Total lease cost	$81.3

Schedule of operating lease information

Supplemental cash flow information related to operating leases is as follows:

Year ended
December 31, 2019
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating cash outflows - payments on operating leases	$51.7
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$157.0

Supplemental balance sheet information related to operating leases is as follows:

		December 31, 2019
Operating lease right-of-use assets	Financial statement line item Other assets	$110.4

Operating lease liabilities	Accrued expenses and other liabilities	35.0
Operating lease liabilities	Other long-term liabilities	78.2
Total lease liabilities		113.2

Weighted average remaining lease terms and discount rates for operating leases are as follows:

	December 31, 2019
Weighted Average Remaining Lease Term	4.5	years
Weighted Average Discount Rate	7.3%

Schedule of Maturities lease liabilities
Maturities of lease liabilities are as follows:

	As of June 30, 2020	As of December 31, 2019
	Operating Leases
2020	$23.3	$43.3
2021	37.5	31.6
2022	29.8	24.1
2023	23.0	18.0
2024	13.7	10.6
Thereafter	16.8	14.2
Total Lease Payments	144.1	141.8
Less: Imputed Interest	(21.6)	(28.6)
Present value of lease liabilities	$122.5	$113.2

December 31, 2019
Operating Leases
2020	$43.3
2021	31.6
2022	24.1
2023	18.0
2024	10.6
Thereafter	14.2
Total Lease Payments	141.8
Less: Imputed Interest	(28.6)
Present value of lease liabilities	$113.2

2019	$51.4
2020	37.2
2021	25.4
2022	17.9
2023	12.4
Thereafter	19.2
Total noncancelable long-term leases	$163.5